DEBT - Movement in debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Beginning Balance	$ 219,175	$ 157,489
Convertible debenture conversion	(225)	(60)
Drawdown	75,500	(80,000)
Transaction costs		(688)
Amortization of discount	2,897	2,434
Payments	(90,500)	(20,000)
Ending Balance	206,847	219,175
Less: Current portion	(43,901)
Non-current portion	162,946	219,175
Term Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Beginning Balance	177,020	117,082
Drawdown	75,500	(80,000)
Transaction costs		(688)
Amortization of discount	926	626
Payments	(90,500)	(20,000)
Ending Balance	162,946	177,020
Non-current portion	162,946
Convertible debentures [Member]
Disclosure of detailed information about borrowings [line items]
Beginning Balance	42,155	40,407
Convertible debenture conversion	(225)	(60)
Amortization of discount	1,971	1,808
Ending Balance	43,901	$ 42,155
Less: Current portion	$ (43,901)